TAX - Reconciliation of the PRC statutory corporate income tax rate to the effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TAX [abstract]
PRC statutory enterprise income tax rate	25.00%	25.00%	25.00%
Effect of different tax rates for overseas subsidiaries	7.00%	(1.60%)	34.80%
Effect of changes in tax rates		9.40%	35.00%
Tax credit from the government	(0.80%)	(2.70%)	8.30%
Tax reported in equity-accounted entities in China	(0.20%)	(0.20%)	1.00%
Tax losses previously not recognized	(0.20%)		5.30%
Others	(0.90%)	2.20%	2.70%
Group's effective income tax rate	29.90%	32.10%	112.10%